COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2017	$ 1,429
2018	441
2019	138
2020	84
2021 and onwards	15
Total minimum lease payments	$ 2,107